PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                               THE LEONETTI FUNDS

                              Leonetti Growth Fund
                             Leonetti Balanced Fund,
               Each a series of Professionally Managed Portfolios

      Supplement dated August 9, 2001 to Prospectus dated October 27, 2000

THE FOLLOWING SUPPLEMENTS SECTIONS OF "SHAREHOLDER INFORMATION" UNDER THE CAPTIONS "How to Buy Shares" STARTING ON PAGE 13 OF THE PROSPECTUS; "How to
Exchange Shares" STARTING ON PAGE 15 OF THE PROSPECTUS, "How to Sell Shares" STARTING ON PAGE 15 OF THE PROSPECTUS.

Effective as of the close of business on August 10, 2001, Sunstone Financial Group, Inc. will serve as the Funds' Transfer Agent and Shareholder Service Agent. The new toll free number is (800) 537-3585. Shareholders should direct all correspondence and inquiries as follows:

INVESTMENTS

     BY MAIL: If you are making an initial investment in a Fund, simply complete the Account Application included with the Prospectus and mail it with a check (made payable to "Leonetti Growth Fund" or "Leonetti Balanced Fund") to: THE LEONETTI FUNDS, P.O. BOX 2146, MILWAUKEE, WI 53201-2146.

     If you wish to send your Application Form and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office box. In that case, you should use the following address: THE LEONETTI FUNDS, 803 WEST MICHIGAN ST., SUITE A, MILWAUKEE, WI 53233-2301.

     BY WIRE: However, if you are making an initial investment in a Fund, before you wire funds you should call the Transfer Agent at (800) 537-3585 between 8:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading to advise them that you are making an investment by wire. Wires should be transmitted to: UMB Banke, n.a., Kansas City, MO, ABA 101000695, A/C 9871062511, Leonetti Funds, Fund Name, Shareholder Name, Shareholder Account Number.

     BY TELEPHONE: If your account has telephone privileges, you may also exchange Fund shares by calling the Transfer Agent at (800) 537-3585 between the hours of 8:00 a.m. and 4:00 p.m., Eastern time, on any day the NYSE is open for trading.

REDEMPTIONS

You should send your redemption request to: THE LEONETTI FUNDS, P.O. BOX 2146, MILWAUKEE, WI 53201-2146.

     BY TELEPHONE: If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (800) 537-3585 between the hours of 8:00 a.m. and 4:00 p.m., Eastern time, on any day the NYSE is open for trading.

     You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (800) 537-3585 for instructions.